Derivative Financial Instruments	12 Months Ended
	Jul. 31, 2011	May 01, 2011
Derivative Financial Instruments
Derivative Financial Instruments

Note 8. Derivative Financial Instruments

The Company uses interest rate swaps, commodity swaps, futures, option and swaption (an option on a swap) contracts as well as forward foreign currency contracts to hedge market risks relating to possible adverse changes in interest rates, commodity, transportation and other prices and foreign currency exchange rates. As of July 31, 2011 all of the Company's derivative contracts were economic hedges.

Interest Rates: The Company's debt primarily consists of floating rate term loans and fixed rate notes. The Company also uses its floating rate revolver to fund seasonal working capital needs and other uses of cash. Interest expense on the Company's floating rate debt is typically calculated based on a fixed spread over a reference rate, such as LIBOR (also known as the Eurodollar rate). Therefore, fluctuations in market interest rates will cause interest expense increases or decreases on a given amount of floating rate debt.

The Company from time to time manages a portion of its interest rate risk related to floating rate debt by entering into interest rate swaps in which the Company receives floating rate payments and makes fixed rate payments. On April 12, 2011, DMFC entered into interest rate swaps with a total notional amount of $900.0 million, as the fixed rate payer. The interest rate swaps fix LIBOR at 3.029% for the term of the swaps. The swaps have an effective date of September 4, 2012 and a maturity date of September 1, 2015. On August 13, 2010, the Company entered into an interest rate swap, with a notional amount of $300.0 million, as the fixed rate payer. The interest rate swap fixes LIBOR at 1.368% for the term of the swap. The swap has an effective date of February 1, 2011 and a maturity date of February 3, 2014. The fair value of the Company's interest rate swaps was recorded as a current liability of $3.0 million and a non-current liability of $42.5 million at July 31, 2011. The fair value of the Company's interest rate swaps was recorded as a current liability of $3.2 million and a non-current liability of $14.0 million at May 1, 2011.

Swaps are recorded as an asset or liability in the Company's consolidated balance sheet at fair value. Any gains and losses on economic hedges as well as ineffectiveness of cash flow hedges are recorded as an adjustment to other (income) expense. Derivative gains and losses for cash flow hedges were included in other comprehensive income (pre-Merger) and reclassified to interest expense as the underlying transaction occurred.

Commodities: Certain commodities such as soybean meal, corn, wheat, soybean oil, diesel fuel and natural gas (collectively, "commodity contracts") are used in the production and transportation of the Company's products. Generally these commodities are purchased based upon market prices that are established with the vendor as part of the purchase process. The Company uses futures, swaps, swaption or option contracts, as deemed appropriate, to reduce the effect of price fluctuations on anticipated purchases. These contracts may have a term of up to 24 months. The Company accounted for these commodities derivatives as either economic or cash flow hedges. Changes in the value of economic hedges are recorded directly in earnings. For cash flow hedges, the effective portion of derivative gains and losses was deferred in equity (pre-Merger) and recognized as part of cost of products sold in the appropriate period and the ineffective portion was recognized as other (income) expense. On July 31, 2011, the fair values of the Company's commodities hedges were recorded as current assets of $6.1 million and current liabilities of $3.1 million. The fair values of the Company's commodities hedges were recorded as current assets of $8.0 million and current liabilities of $2.2 million at May 1, 2011.

The notional amounts of the Company's commodity contracts as of the dates indicated (in millions):

	Successor	Successor
	July 31, 2011	May 1, 2011
Commodity contracts	$92.0	$71.2

Foreign Currency: The Company manages its exposure to fluctuations in foreign currency exchange rates by entering into forward contracts to cover a portion of its projected expenditures paid in local currency. These contracts may have a term of up to 24 months. The Company accounted for these contracts as either economic hedges or cash flow hedges. Changes in the value of the economic hedges are recorded directly in earnings. For cash flow hedges, the effective portion of derivative gains and losses was deferred in equity (pre-Merger) and recognized as part of cost of products sold in the appropriate period and the ineffective portion was recognized as other (income) expense. As of July 31, 2011 the fair values of the Company's foreign currency hedges were recorded as current assets of $2.1 million and current liabilities of $0.7 million. As of May 1, 2011, the fair values of the Company's foreign currency hedges were recorded as current assets of $3.0 million and current liabilities of $1.0 million.

The notional amounts of the Company's foreign currency derivative contracts as of the dates indicated (in millions):

	Successor	Successor
	July 31, 2011	May 1, 2011
Contract amount (Mexican pesos)	$14.8	$20.0
Contract amount ($CAD)	11.0	15.3

Fair Value of Derivative Instruments:

The fair value of derivative instruments (all of which are not designated as hedging instruments) recorded in the Condensed Consolidated Balance Sheet as of July 31, 2011 was as follows (in millions):

	Asset derivatives		Liability derivatives
Derivatives in economic hedging relationships	Balance Sheet location	Fair value	Balance Sheet location	Fair value
Interest rate contracts	Other non-current assets	$—	Other non-current liabilities	$42.5
Interest rate contracts	Prepaid expenses and other current assets	—	Accounts payable and accrued expenses	3.0
Commodity and other contracts	Prepaid expenses and other current assets	6.1	Accounts payable and accrued expenses	3.1
Foreign currency exchange contracts	Prepaid expenses and other current assets	2.1	Accounts payable and accrued expenses	0.7

Total		$8.2		$49.3

The fair value of derivative instruments (all of which are not designated as hedging instruments) recorded in the Condensed Consolidated Balance Sheet as of May 1, 2011 was as follows (in millions):

	Asset derivatives		Liability derivatives
Derivatives in economic hedging relationships	Balance Sheet location	Fair value	Balance Sheet location	Fair value
Interest rate contracts	Other non-current assets	$—	Other non-current liabilities	$14.0
Interest rate contracts	Prepaid expenses and other current assets	—	Accounts payable and accrued expenses	3.2
Commodity and other contracts	Prepaid expenses and other current assets	8.0	Accounts payable and accrued expenses	2.2
Foreign currency exchange contracts	Prepaid expenses and other current assets	3.0	Accounts payable and accrued expenses	1.0

Total		$11.0		$20.4

The effect of the Company's economic hedges on other (income) expense for the three months ended July 31, 2011, in the Condensed Consolidated Statements of Income (Loss) was as follows (in millions):

Interest rate contracts	$29.1
Commodity and other contracts	0.6
Foreign currency exchange contracts	(0.1)

$29.6

The effect of derivative instruments recorded for the three months ended August 1, 2010 in the Condensed Consolidated Statements of Income (Loss) was as follows (in millions):

Derivatives in cash flow hedging relationships	Gain (loss) recognized in AOCI	Location of gain (loss) reclassified from AOCI	Gain (loss) reclassified from AOCI into income	Location of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts	$—	Interest expense	$—	N/A	$—
Commodity and other contracts	2.7	Cost of products sold	0.4	Other income (expense)	(4.7	) [1]
Foreign currency exchange contracts	(1.1)	Cost of products sold	0.7	Other income (expense)	—

Total	$1.6		$1.1		$(4.7)

1	Includes a loss of $4.9 million for commodity contracts not designated as hedging instruments.

Note 8.	Derivative Financial Instruments

The Company uses interest rate swaps, commodity swaps, futures, option and swaption (an option on a swap) contracts as well as forward foreign currency contracts to hedge market risks relating to possible adverse changes in interest rates, commodity, transportation and other prices and foreign currency exchange rates. As of May 1, 2011 all of the Company's derivative contracts were economic hedges.

Interest Rates: The Company's debt primarily consists of floating rate term loans and fixed rate notes. The Company also uses its floating rate revolver to fund seasonal working capital needs and other uses of cash. Interest expense on the Company's floating rate debt is typically calculated based on a fixed spread over a reference rate, such as LIBOR (also known as the Eurodollar rate). Therefore, fluctuations in market interest rates will cause interest expense increases or decreases on a given amount of floating rate debt.

The Company from time to time manages a portion of its interest rate risk related to floating rate debt by entering into interest rate swaps in which the Company receives floating rate payments and makes fixed rate payments. On April 12, 2011, DMFC entered into interest rate swaps with a total notional amount of $900.0 million, as the fixed rate payer. The interest rate swaps fix LIBOR at 3.029% for the term of the swaps. The swaps have an effective date of September 4, 2012 and a maturity date of September 1, 2015. On August 13, 2010, the Company entered into an interest rate swap, with a notional amount of $300.0 million, as the fixed rate payer. The interest rate swap fixes LIBOR at 1.368% for the term of the swap. The swap has an effective date of February 1, 2011 and a maturity date of February 3, 2014. The fair value of the Company's interest rate swaps was recorded as a current liability of $3.2 million and a non-current liability of $14.0 million at May 1, 2011.

On September 6, 2007, the Company entered into an interest rate swap, with a notional amount of $400.0 million, as the fixed rate payer. The swap had an effective date of October 26, 2007 and a maturity date of October 29, 2010. A formal cash flow hedge accounting relationship was established between the swap and a portion of the Company's interest payment on floating rate debt. On January 29, 2010, in conjunction with the repayment of a prior credit facility, the interest rate swap was deemed ineffective due to the repayment of the underlying hedged liability. In fiscal 2010, the $13.4 million loss associated with the swap being deemed ineffective was reclassified from OCI into earnings and is included in other (income) expense in the Consolidated Statements of Income (Loss). The interest rate cash flow hedges had an impact of $12.5 million on interest expense for fiscal 2010. On April 27, 2010, the Company terminated this interest rate swap and made a final payment to the counterparty of $13.4 million.

Swaps are recorded as an asset or liability in the Company's consolidated balance sheet at fair value. Any gains and losses on economic hedges as well as ineffectiveness of cash flow hedges are recorded as an adjustment to other (income) expense. Derivative gains and losses for cash flow hedges were included in OCI (pre-Merger) and reclassified to interest expense as the underlying transaction occurred.

Commodities: Certain commodities such as soybean meal, corn, wheat, soybean oil, diesel fuel and natural gas (collectively, "commodity contracts") are used in the production and transportation of the Company's products. Generally these commodities are purchased based upon market prices that are established with the vendor as part of the purchase process. The Company uses futures, swaps, swaption or option contracts, as deemed appropriate, to reduce the effect of price fluctuations on anticipated purchases. The Company accounted for these commodities derivatives as either economic or cash flow hedges. Changes in the value of economic hedges are recorded directly in earnings. For cash flow hedges, the effective portion of derivative gains and losses was deferred in equity and recognized as part of cost of products sold in the appropriate period and the ineffective portion was recognized as other (income) expense. These contracts may have a term of up to 24 months.

On May 1, 2011, the fair values of the Company's commodities hedges were recorded as current assets of $8.0 million and current liabilities of $2.2 million. The fair values of the Company's commodities hedges were recorded as current assets of $11.1 million and current liabilities of $2.5 million at May 2, 2010.

The notional amounts of the Company's commodity contracts as of the dates indicated (in millions):

	Successor	Predecessor
	May 1, 2011	May 2, 2010
Commodity contracts	$71.2	$145.2

Foreign Currency: The Company manages its exposure to fluctuations in foreign currency exchange rates by entering into forward contracts to cover a portion of its projected expenditures paid in local currency. The Company accounted for these contracts as either economic hedges or cash flow hedges. Changes in the value of the economic hedges are recorded directly in earnings. For cash flow hedges, the effective portion of derivative gains and losses was deferred in equity (pre-Merger) and recognized as part of cost of products sold in the appropriate period and the ineffective portion was recognized as other (income) expense. As of May 1, 2011, the fair values of the Company's foreign currency hedges were recorded as current assets of $3.0 million and current liabilities of $1.0 million. As of May 2, 2010, the fair values of the Company's foreign currency hedges were recorded as current assets of $4.5 million and current liabilities of $0.5 million. These contracts may have a term of up to 24 months.

The notional amounts of the Company's foreign currency derivative contracts as of May 1, 2011 and May 2, 2010 were as follows (in millions):

	Successor	Predecessor
	May 1, 2011	May 2, 2010
Contract amount (Mexican pesos)	$20.0	$22.5
Contract amount ($CAD)	15.3	29.0

Fair Value of Derivative Instruments:

The fair value of derivative instruments (all of which are not designated as hedging instruments) recorded in the Consolidated Balance Sheet as of May 1, 2011 was as follows:

	Asset derivatives		Liability derivatives
Derivatives in economic hedging relationships	Balance Sheet location	Fair value	Balance Sheet location	Fair value
(in millions)
Interest rate contracts	Other non-current assets	$—	Other non-current liabilities	$14.0
Interest rate contracts	Prepaid expenses and other current assets	—	Accounts payable and accrued expenses	3.2
Commodity and other contracts	Prepaid expenses and other current assets	8.0	Accounts payable and accrued expenses	2.2
Foreign currency exchange contracts	Prepaid expenses and other current assets	3.0	Accounts payable and accrued expenses	1.0

Total		$11.0		$20.4

The fair value of derivative instruments recorded in the Consolidated Balance Sheet as of May 2, 2010 was as follows:

	Asset derivatives			Liability derivatives
Derivatives in cash flow hedging relationships	Balance Sheet location	Fair value		Balance Sheet location	Fair value
(in millions)
Interest rate contracts	Other non-current assets	$—		Other non-current liabilities	$—
Commodity and other contracts	Prepaid expenses and other current assets	11.1	[1]	Accounts payable and accrued expenses	2.5
Foreign currency exchange contracts	Prepaid expenses and other current assets	4.5		Accounts payable and accrued expenses	0.5

Total		$15.6			$3.0

1	Includes $6.4 million of commodity contracts not designated as hedging instruments.

The effect of the Company's economic hedges on other (income) expense for the period March 8, 2011 through May 1, 2011, in the Consolidated Statements of Income (Loss) was as follows:

(in millions)
Interest rate contracts	$16.9
Commodity and other contracts	(4.8)
Foreign currency exchange contracts	0.4

Total	$12.5

The effect of derivative instruments recorded for the period May 3, 2010 through March 7, 2011, in the Consolidated Statements of Income (Loss) was as follows:

Derivatives in cash flow hedging relationships	Gain (loss) recognized in AOCI	Location of gain (loss) reclassified in AOCI	Gain (loss) reclassified from AOCI into income	Location of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
(in millions)
Interest rate contracts	$—	Interest expense	$(0.3)	Other income (expense)	$—
Commodity and other contracts	19.3	Cost of products sold	12.0	Other income (expense)	(0.6	) [1]
Foreign currency exchange contracts	(1.8)	Cost of products sold	3.2	Other income (expense)	0.2

Total	$17.5		$14.9		$(0.4)

1	Includes a loss of $0.1 million for commodity contracts not designated as hedging instruments.

The effect of derivative instruments recorded for the fiscal year ended May 2, 2010 in the Consolidated Statements of Income (Loss) was as follows:

Derivatives in cash flow hedging relationships	Gain (loss) recognized in AOCI	Location of gain (loss) reclassified in AOCI	Gain (loss) reclassified from AOCI into income	Location of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
(in millions)
Interest rate contracts	$12.8	Interest expense	$(12.5)	Other income (expense)	$(13.4)
Commodity and other contracts	1.5	Cost of products sold	(11.5)	Other income (expense)	3.3 [1]
Foreign currency exchange contracts	2.5	Cost of products sold	0.5	Other income (expense)	0.4

Total	$16.8		$(23.5)		$(9.7)

1	Includes a gain of $6.3 million for commodity contracts not designated as hedging instruments.